Goodwill and Other Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense other intangibles assets, net	$ 3,300	$ 1,900	$ 11,600	$ 7,800
Impairment loss on goodwill	$ 0		$ 0	$ 23,269